Bank Borrowings (Tables)	12 Months Ended
Dec. 31, 2025
Bank Borrowings [Abstract]
Schedule of Bank Borrowings	Particulars of the aforesaid bank borrowings as of December 31, 2024 and 2025 are as follows:
	As of December 31, 2024	As of December 31, 2025
	US$	US$
Current portion	29,736	18,498
Non-current portion	17,727	-
	47,463	18,498

Schedule of Bank Borrowings Outstanding with Bank of Kaohsiung
Banker	Start Date	Maturity Date	Interest Rate	As of December 31, 2024	As of December 31, 2025
				US$	US$
Bank of Kaohsiung	2021/07/09	2026/07/09	2.295%	499	194
Bank of Kaohsiung	2021/07/09	2026/07/09	2.295%	9,493	3,692
Bank of Kaohsiung	2021/07/09	2026/07/09	4.545%	3,820	1,502
Bank of Kaohsiung	2021/07/09	2026/07/09	2.675%	33,651	13,110
				47,463	18,498